Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2015	May 07, 2015	May 31, 2015	May 18, 2015
Subsequent Event [Line Items]
Exercise price of warrants	$ 6.00
Stock Issued During Period, Value, New Issues	$ 2,916,065
Class B Preferred Stock [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of preferred stock and warrants	1,900,000
Net proceeds from issuance of preferred stock and warrants	1,700,000
Stock Issued During Period, Shares, New Issues	161,709
Exercise price of warrants	$ 6.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		355,000
Granted, Weighted Average Exercise Price		$ 7.80
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		20,834
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		465,625
Subsequent Event [Member] | Class B Preferred Stock [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of preferred stock and warrants				4,200,000
Net proceeds from issuance of preferred stock and warrants				3,600,000
Stock Issued During Period, Shares, New Issues			1,667	347,637
Warrants issued to purchase shares				231,758
Exercise price of warrants				$ 6.00
Stock Issued During Period, Value, New Issues			$ 20,000